Property And Equipment - Summary of Property And Equipment (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		RM 152,532	RM 152,532
Charges	$ 106,216	467,616	55,232
Ending balance	352,431	1,551,579	152,532
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			9,724
Ending balance	33,911	149,296
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,860
Ending balance	43,009	189,345
Office Renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			53,641
Ending balance	258,830	1,139,501
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			86,307
Ending balance	$ 16,681	73,437
Gross Carrying Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		421,328	106,319
Subsidiaries acquired			209,551
Additions		1,668,951	105,458
Disposal/written off		(192,779)
Ending balance		1,897,500	421,328
Gross Carrying Cost [Member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		29,869	2,302
Subsidiaries acquired			21,545
Additions		157,518	6,022
Disposal/written off		(2,302)
Ending balance		185,085	29,869
Gross Carrying Cost [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		146,711	104,017
Subsidiaries acquired			39,436
Additions		218,109	3,258
Disposal/written off		(104,017)
Ending balance		260,803	146,711
Gross Carrying Cost [Member] | Office Renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		102,550
Subsidiaries acquired			35,500
Additions		1,221,412	67,050
Ending balance		1,323,962	102,550
Gross Carrying Cost [Member] | Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		142,198
Subsidiaries acquired			113,070
Additions		71,912	29,128
Disposal/written off		(86,460)
Ending balance		127,650	142,198
Accumulated Amortisation And Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		268,796	106,307
Subsidiaries acquired			107,257
Charges		229,568	55,232
Disposal/written off		(152,443)
Ending balance		345,921	268,796
Accumulated Amortisation And Depreciation [Member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20,145	2,300
Subsidiaries acquired			15,151
Charges		17,944	2,694
Disposal/written off		(2,300)
Ending balance		35,789	20,145
Accumulated Amortisation And Depreciation [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		143,851	104,007
Subsidiaries acquired			39,007
Charges		31,613	837
Disposal/written off		(104,006)
Ending balance		71,458	143,851
Accumulated Amortisation And Depreciation [Member] | Office Renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		48,909
Subsidiaries acquired			35,499
Charges		135,552	13,410
Ending balance		184,461	48,909
Accumulated Amortisation And Depreciation [Member] | Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		55,891
Subsidiaries acquired			17,600
Charges		44,459	38,291
Disposal/written off		(46,137)
Ending balance		RM 54,213	RM 55,891